N-4	Jun. 05, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Jun. 05, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.30%[1]	0.30%[1]
	2. Investment Options (Fund fees and expenses)	0.29%[2]	3.48%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.70%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $559.99	Highest Annual Cost: $4,955.88
	Assumes:	Assumes:

●       Investment of $100,000

●       5% annual appreciation

●       Least expensive combination of base  Contract and Fund fees and expenses

●       No optional benefits

●       No sales charges or advisory fees

●       No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

●      Investment of $100,000

●      5% annual appreciation

●      Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●      No sales charges or advisory fees

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base, or Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.30%[1]	0.30%[1]
	2. Investment Options (Fund fees and expenses)	0.29%[2]	3.48%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.70%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $559.99	Highest Annual Cost: $4,955.88
	Assumes:	Assumes:

●       Investment of $100,000

●       5% annual appreciation

●       Least expensive combination of base  Contract and Fund fees and expenses

●       No optional benefits

●       No sales charges or advisory fees

●       No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

●      Investment of $100,000

●      5% annual appreciation

●      Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●      No sales charges or advisory fees

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base, or Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.30%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.29%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.48%	[2]
Optional Benefits Minimum [Percent]	0.20%	[3]
Optional Benefits Maximum [Percent]	1.70%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base, or Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost: $559.99

Highest Annual Cost: $4,955.88

Assumes:Assumes:

●       Investment of $100,000

●       5% annual appreciation

●       Least expensive combination of base  Contract and Fund fees and expenses

●       No optional benefits

●       No sales charges or advisory fees

●       No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

●      Investment of $100,000

●      5% annual appreciation

●      Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●      No sales charges or advisory fees

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

Lowest Annual Cost [Dollars]	$ 559.99
Highest Annual Cost [Dollars]	$ 4,955.88
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

The current Annual Charge and Annual Credit are the following:

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Future Income Generator (Single)	1.60%	6.0%
Future Income Generator (Joint)	1.70%	6.0%
Enhanced Income Select 2 (Single)	1.55%	6.0%
Enhanced Income Select 2 (Joint)	1.65%	6.0%

Enhanced Income Select 2 (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.65%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.65%
Enhanced Income Select 2 (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Future Income Generator (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.70%
Future Income Generator (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	As a percentage of Fund assets.
[3]	As a percentage of the Protected Payment Base, or Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).